Income Taxes (Details Narrative) (USD $)	12 Months Ended
Apr. 30, 2012
Income Tax Disclosure [Abstract]
U..S. federal net operating loss carryovers	$ 70,000,000
Loss carryovers expiration date	2027
Percentage of ownership change under tax regulations	50.00%